Business acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	$ 663,000	$ 1,384,000	$ 2,322,000
Goodwill		0	31,928,000
Netless
Business Combination, Consideration Transferred [Abstract]
Cash					$ 3,150,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents					556,000
Accounts receivable					203,000
Prepayments and other current assets					24,000
Contract asset					15,000
Fixed assets					85,000
Intangible assets, net					213,000
Other non-current assets					850,000
Salary and welfare payable					(31,000)
Taxes payable and other accrued liabilities					(16,000)
Deferred tax liabilities					(53,200)
Total identifiable net assets acquired					911,000
Goodwill					3,089,000
Total purchase consideration					$ 4,000,000
Deferred tax liability, period of recognition					5 years
Finite-lived intangible asset, useful life					5 years
Netless | General and Administrative Expense [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	42,600	$ 42,600	42,600
Acquisition Of Easemob [Member]
Business Combination, Consideration Transferred [Abstract]
Cash				$ 53,350,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents				1,331,000
Accounts receivable				451,000
Prepayments and other current assets				704,000
Contract asset				705,000
Fixed assets				2,000
Intangible assets, net				8,155,000
Operating lease right-of-use assets				413,000
Other non-current assets				26,000
Accounts payable				(134,000)
Advances from customers				(6,710,000)
Salary and welfare payable				(2,863,000)
Taxes payable and other accrued liabilities				(200,000)
Operating lease liabilities				(363,000)
Deferred tax liabilities			$ (1,200,000)	(1,219,000)
Total identifiable net assets acquired				298,000
Goodwill				53,052,000
Total purchase consideration				$ 53,350,000		$ 53,400,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net	$ 4,000,000
Finite-lived intangible asset, useful life	5 years
Acquisition Of Easemob [Member] | Accrued Expenses And Other Liabilities Current [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Business Combination, Contingent Consideration, Liability, Current	$ 2,600,000